Employee Benefit Plan, Fair Value and NAV (Tables) - EBP 007	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, a summary of the Plan's investments measured at fair value on a recurring basis at December 31, 2025 and 2024 (rounded):

(In thousands)	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Franklin Electric Co., Inc. common stock	$1,317	$1,317	$—	$—
Investments in shares of registered investment companies	2,866	2,866	—	—
Life insurance policies	11	—	11	—
Total assets in the fair value hierarchy	4,194	$4,183	$11	$—
Investments measured at net asset value (a)	61,076
Investments at fair value	$65,270

(In thousands)	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Franklin Electric Co., Inc. common stock	$1,257	$1,257	$—	$—
Investments in shares of registered investment companies	2,546	2,546	—	—
Life insurance policies	12	—	12	—
Total assets in the fair value hierarchy	3,815	$3,803	$12	$—
Investments measured at net asset value (a)	53,974
Investments at fair value	$57,789

EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, a summary of the Plan's investments measured at fair value on a recurring basis at December 31, 2025 and 2024 (rounded):

(In thousands)	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Franklin Electric Co., Inc. common stock	$1,317	$1,317	$—	$—
Investments in shares of registered investment companies	2,866	2,866	—	—
Life insurance policies	11	—	11	—
Total assets in the fair value hierarchy	4,194	$4,183	$11	$—
Investments measured at net asset value (a)	61,076
Investments at fair value	$65,270

(In thousands)	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Franklin Electric Co., Inc. common stock	$1,257	$1,257	$—	$—
Investments in shares of registered investment companies	2,546	2,546	—	—
Life insurance policies	12	—	12	—
Total assets in the fair value hierarchy	3,815	$3,803	$12	$—
Investments measured at net asset value (a)	53,974
Investments at fair value	$57,789